Propery, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2025
Propery, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of September 30, 2024 and March 31, 2025, property, plant and equipment, net consisted of the following:

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Construction in progress (1)	$7,766,316	$7,950,283
Vehicles	116,328	112,495
Furniture, fixtures and office equipment	25,044	25,789
Subtotal	7,907,688	8,088,567
Less: accumulated depreciation	(63,122)	(76,278)
Property, plant and equipment, net	$7,844,566	$8,012,289

(1)	Addition of $3,017,458 and $183,967 is related to the construction of Changzhou manufacturing plants incurred for the six months ended March 31, 2024 and 2025, respectively. For the six months ended March 31, 2024 and 2025, $142,079 and $179,787 of interest expense from the long-term borrowings from Bank of Jiangnan was capitalized in the construction of Changzhou manufacturing plant respectively.